UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08966

Legg Mason  Capital Management Growth  Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.

FORM N-Q

JULY 31, 2011

LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.

Schedule of Investments (unaudited)	July 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 7.2%
Internet & Catalog Retail - 2.2%
Amazon.com Inc.	22,000	$4,895,440	*

Specialty Retail - 2.9%
Lowe’s Cos. Inc.	300,000	6,474,000

Textiles, Apparel & Luxury Goods - 2.1%
NIKE Inc., Class B Shares	50,000	4,507,500

TOTAL CONSUMER DISCRETIONARY		15,876,940

CONSUMER STAPLES - 8.7%
Beverages - 6.2%
Diageo PLC, ADR	97,700	7,937,148
PepsiCo Inc.	90,000	5,763,600

Total Beverages		13,700,748

Household Products - 2.5%
Procter & Gamble Co.	90,000	5,534,100

TOTAL CONSUMER STAPLES		19,234,848

ENERGY - 10.5%
Energy Equipment & Services - 6.0%
Halliburton Co.	90,000	4,925,700
Nabors Industries Ltd.	315,000	8,319,150	*

Total Energy Equipment & Services		13,244,850

Oil, Gas & Consumable Fuels - 4.5%
CONSOL Energy Inc.	185,000	9,916,000

TOTAL ENERGY		23,160,850

FINANCIALS - 7.9%
Capital Markets - 5.8%
BlackRock Inc.	42,500	7,584,550
Charles Schwab Corp.	350,000	5,225,500

Total Capital Markets		12,810,050

Commercial Banks - 1.4%
Wells Fargo & Co.	110,000	3,073,400

Consumer Finance - 0.7%
American Express Co.	30,000	1,501,200

TOTAL FINANCIALS		17,384,650

HEALTH CARE - 16.4%
Biotechnology - 5.9%
Celgene Corp.	160,000	9,488,000	*
Myriad Genetics Inc.	170,000	3,615,900	*

Total Biotechnology		13,103,900

Health Care Equipment & Supplies - 3.4%
Medtronic Inc.	205,000	7,390,250

Pharmaceuticals - 7.1%
Abbott Laboratories	151,400	7,769,848
Johnson & Johnson	123,000	7,969,170

Total Pharmaceuticals		15,739,018

TOTAL HEALTH CARE		36,233,168

INDUSTRIALS - 11.5%
Aerospace & Defense - 1.9%
Goodrich Corp.	45,000	4,281,300

Airlines - 1.9%
Southwest Airlines Co.	425,000	4,233,000

Construction & Engineering - 1.9%
Quanta Services Inc.	220,000	4,074,400	*

Industrial Conglomerates - 5.8%
3M Co.	75,200	6,552,928
United Technologies Corp.	75,000	6,213,000

Total Industrial Conglomerates		12,765,928

TOTAL INDUSTRIALS		25,354,628

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 35.1%
Communications Equipment - 9.1%
Cisco Systems Inc.	427,500	$6,827,175
F5 Networks Inc.	70,000	6,543,600	*
QUALCOMM Inc.	125,000	6,847,500

Total Communications Equipment		20,218,275

Computers & Peripherals - 8.4%
Apple Inc.	24,400	9,527,712	*
EMC Corp.	345,000	8,997,600	*

Total Computers & Peripherals		18,525,312

Internet Software & Services - 5.1%
eBay Inc.	239,300	7,837,075	*
Rackspace Hosting Inc.	85,000	3,400,000	*

Total Internet Software & Services		11,237,075

Software - 12.5%
Adobe Systems Inc.	315,000	8,731,800	*
Autodesk Inc.	107,400	3,694,560	*
Microsoft Corp.	310,000	8,494,000
Nuance Communications Inc.	210,000	4,202,100	*
Red Hat Inc.	58,600	2,465,888	*

Total Software		27,588,348

TOTAL INFORMATION TECHNOLOGY		77,569,010

MATERIALS - 2.8%
Chemicals - 2.8%
Monsanto Co.	65,000	4,776,200
Nalco Holding Co.	40,000	1,414,000

TOTAL MATERIALS		6,190,200

TOTAL INVESTMENTS - 100.1% (Cost - $182,435,377#)		221,004,294
Liabilities in Excess of Other Assets - (0.1)%		(218,263)

TOTAL NET ASSETS - 100.0%		$220,786,031

* Non-income producing security.

# Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management Growth Trust, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, non-diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$221,004,294	—	—	$221,004,294

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to- market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty

Notes to Schedule of Investments (unaudited) (continued)

defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$45,435,417
Gross unrealized depreciation	(6,866,500)

Net unrealized appreciation	$38,568,917

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Capital Management Growth Trust, Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	September 22, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 22, 2011